Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 7 — STOCKHOLDERS’ EQUITY

Common Stock

The authorized common stock of the Company is 110,000,000 shares, including 100,000,000 shares of Class A common stock, par value, $0.0001, and 10,000,000 shares of Class B common stock, par value, $0.0001. The Company may (depending on the terms of the Business Combination) be required to increase the authorized number of shares at the same time as its stockholders vote on the Business Combination to the extent the Company seeks stockholder approval in connection with its Business Combination. Holders of the Company’s Class A and Class B common stock vote together as a single class and are entitled to one vote for each share of Class A and Class B common stock they own.

At the Special Meeting in August 2020 (discussed further in Note 1), stockholders holding 211,561 shares of Class A common stock exercised their right to redeem such shares for a pro rata portion of the funds in the Trust Account at a redemption price of approximately $10.29 per share (approximately $2,176,000 in the aggregate), resulting in a total of 29,803,439 shares of Class A common stock remaining outstanding (including shares reflected as subject to redemption).

At both September 30, 2020 and December 31, 2019, there were 7,503,750 shares of Class B common stock issued and outstanding. At September 30, 2020 and December 31, 2019, there were 1,414,144 and 1,197,981 shares, respectively, of Class A common stock issued and outstanding (excluding 28,389,295 and 28,817,019 shares, respectively, subject to possible redemption).

Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At September 30, 2020 and December 31, 2019, there were no shares of preferred stock issued or outstanding.

NOTE 6 — STOCKHOLDERS’ EQUITY

Common Stock

The authorized common stock of the Company is 110,000,000 shares, including 100,000,000 shares of Class A common stock, par value, $0.0001, and 10,000,000 shares of Class B common stock, par value, $0.0001. The Company may (depending on the terms of the Business Combination) be required to increase the authorized number of shares at the same time as its stockholders vote on the Business Combination to the extent the Company seeks stockholder approval in connection with its Business Combination. Holders of the Company’s Class A and Class B common stock vote together as a single class and are entitled to one vote for each share of Class A and Class B common stock they own. At December 31, 2019 and 2018, there were 7,503,750 and 7,503,750 shares, respectively, of Class B common stock issued and outstanding and 1,197,981 and no shares, respectively, of Class A common stock issued and outstanding (excluding 28,817,019 shares at December 31, 2019 subject to possible redemption).

Preferred Stock

The Company is authorized to issue 1,000,000 shares of preferred stock, par value $0.0001, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. At December 31, 2019 and 2018, there were no shares of preferred stock issued or outstanding.